Trading derivatives (assets and liabilities) and Short positions - Trading derivatives (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets at fair value through profit or loss	$ 484,987	$ 361,615
Financial liabilities at fair value through profit or loss	434,112	351,417
Trading derivative liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	231,188	176,678
Trading derivative liabilities | Interest rate risk
Financial instruments
Financial liabilities at fair value through profit or loss	166,198	94,515
Trading derivative liabilities | Currency risk
Financial instruments
Financial liabilities at fair value through profit or loss	62,773	80,189
Trading derivative liabilities | Price risk
Financial instruments
Financial liabilities at fair value through profit or loss	2,217	1,974
Trading derivative assets
Financial instruments
Financial assets at fair value through profit or loss	228,816	179,390
Trading derivative assets | Interest rate risk
Financial instruments
Financial assets at fair value through profit or loss	159,830	95,607
Trading derivative assets | Currency risk
Financial instruments
Financial assets at fair value through profit or loss	68,812	83,653
Trading derivative assets | Price risk
Financial instruments
Financial assets at fair value through profit or loss	$ 174	$ 130